PROFUNDS

All Market Cap and Sector Equity Funds

Supplement dated May 14, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus

and Statement of Additional Information

dated November 29, 2017, each as supplemented or amended

Devin Sullivan is the Portfolio Manager for all of the Market Cap Equity Funds and Tarak Davé is the Portfolio Manager for all of the Sector Equity Funds. All references to Rachel Ames are hereby removed.

The following replaces the corresponding information in the “Management” section of the applicable Fund’s Summary Prospectus:

Each Market Cap Fund

Devin	Sullivan, Portfolio Manager, has jointly and primarily managed the Fund since April 2018.

Each Sector Equity Fund

Tarak	Davé, Portfolio Manager, has jointly and primarily managed the Fund since April 2018.

The following information is added to the “ProFunds Management—Portfolio Management” section of the Statutory Prospectus:

Tarak	Davé: ProFund Advisors: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014. ProShare Advisors LLC: Portfolio Manager since April 2018, Associate Portfolio Manager from November 2015 to April 2018, Senior Portfolio Analyst from May 2014 to October 2015 and Portfolio Analyst from April 2011 to April 2014.

The following information, as of March 31, 2018, is added to the corresponding information in the “ProFund Advisors Portfolio Manager Compensation—Other Accounts Managed by Portfolio Managers” section of the Statement of Additional Information:

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets(1)		Number of All Other Pooled Investment Vehicles Managed/Total Assets(2)		Number of All Other Accounts Managed/Total Assets(3)

Tarak Davé	79	$4,843,668,488	0	$0	0	$0

Devin Sullivan	82	$21,243,551,060	0	$0	3	$440,656,450

(1)	Includes assets of ProShares Trust, ProFunds and Access One Trust
(2)	Includes assets of series of ProShares Trust II.
(3)	Includes sub-advised registered investment companies and exchange-traded funds.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family

Tarak Davé	$1 - $10,000	$1 - $10,000

Please retain this Supplement for future reference.